Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	88,000,000	88,000,000
Ordinary shares, shares issued	21,660,010	21,660,010
Ordinary shares, shares outstanding	19,307,418	19,261,418
Treasury shares	2,352,592	2,398,592